Nature of the Organization and Business (Details) - Schedule of consolidated financial statements - BaiJiaYun [Member] - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
Jun. 30, 2022 USD ($)
Current Assets
Cash and cash equivalents	$ 9,765,574
Restricted cash	8,376,345
Short-term investments	7,775,682
Notes receivable	107,662
Accounts receivable, net	22,522,334
Accounts receivable – related party	95,549
Prepayments	1,604,496
Prepayments – related party	313,678
Inventories	1,831,796
Deferred contract costs	9,555,837
Due from related parties	89,578
Prepaid expenses and other current assets, net	2,467,269
Total Current Assets	64,505,800
Property and equipment, net	529,988
Intangible assets, net	3,345,419
Operating lease right of use assets	753,686
Deferred tax assets	2,193,792
Long-term deposits
Long-term investments	25,012,046
Goodwill	1,144,824
Other non-current assets	366,441
Total Non-Current Assets	33,346,196
Total Assets	97,851,996
Current Liabilities
Short-term borrowing	149,296
Accounts and notes payable	21,898,915
Advance from customers	5,905,599
Advance from customers - related parties	268,905
Income tax payable	3,716
Deferred revenue	1,001,372
Deferred revenue – related party	63,911
Due to related parties	1,492,961
Operating lease liabilities, current	328,066
Accrued expenses and other liabilities	4,473,825
Total Current Liabilities	35,586,566
Deferred tax liabilities	209,612
Operating lease liabilities, noncurrent	354,051
Total Liabilities	36,150,229
Revenues	68,600,378
Cost of revenues	(50,047,764)
Total operating expenses	(35,067,782)
Net loss	(12,271,120)
Net cash used in operating activities	(15,304,581)
Net cash used in investing activities	(27,372,316)
Net cash used in financing activities	$ (10,014,503)